ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of accumulated other comprehensive loss (AOCL), net of tax
A summary of changes in accumulated other comprehensive loss (“AOCL”), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Losses on Settled Derivatives	Total
2016
Balances at beginning of period	$(238)	$(5,798)	$—	$(6,036)
Other comprehensive loss before reclassifications	(2,876)	—	—	(2,876)
Amounts reclassified from AOCL	(196)	—	—	(196)
Net current period other comprehensive loss	(3,072)	—	—	(3,072)
Balances at end of period	$(3,310)	$(5,798)	$—	$(9,108)
2015
Balances at beginning of period	$162	$(5,798)	$—	$(5,636)
Other comprehensive loss before reclassifications	(351)	—	—	(351)
Amounts reclassified from AOCL	(49)	—	—	(49)
Net current period other comprehensive loss	(400)	—	—	(400)
Balances at end of period	$(238)	$(5,798)	$—	$(6,036)
2014
Balances at beginning of period	$(3,200)	$(5,798)	$(247)	$(9,245)
Other comprehensive income before reclassifications	3,570	—	—	3,570
Amounts reclassified from AOCL	(208)	—	247	39
Net current period other comprehensive income	3,362	—	247	3,609
Balances at end of period	$162	$(5,798)	$—	$(5,636)

Summary of reclassifications out of each component of AOCL
A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2016
Unrealized gains (losses) on securities available for sale
	$301	Net gains on securities
	—	Net impairment loss recognized in earnings
	301	Total reclassifications before tax
	105	Income tax expense
	$196	Reclassifications, net of tax

2015
Unrealized gains (losses) on securities available for sale
	$75	Net gains on securities
	—	Net impairment loss recognized in earnings
	75	Total reclassifications before tax
	26	Income tax expense
	$49	Reclassifications, net of tax

2014
Unrealized gains (losses) on securities available for sale
	$329	Net gains on securities
	(9)	Net impairment loss recognized in earnings
	320	Total reclassifications before tax
	112	Income tax expense
	$208	Reclassifications, net of tax

Unrealized losses on settled derivatives
	$(380)	Interest expense
	(133)	Income tax benefit
	$(247)	Reclassification, net of tax
	$(39)	Total reclassifications for the period, net of tax